NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)			12 Months Ended
		Mar. 15, 2024	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Sep. 22, 2022 shares
IfrsStatementLineItems [Line Items]
Loss for the year | $	[1]		$ 18,495,121	$ 1,664,684	$ 4,878,738
Accumulated deficit | $			$ 25,312,169	$ 6,817,048
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Reverse stock split		one (1) for one hundred ninety (190) reverse stock split
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued						7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued						41,684
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Ownership interest						100.00%
Number of common stock issued						7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued						41,684

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)